Share Capital and Reserves - Summary of Company's Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	36,237,148	36,237,148	37,858,334	33,466,112
Number Exercisable	28,373,492	28,373,492
Exercise Price		$ 1.98	$ 1.42	$ 1.06
2.24 Exercise Price Expire on January 25, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	33,333	33,333
Number Exercisable	33,333	33,333
Exercise Price	$ 2.24
Remaining Contractual Life	0.07	0.07
Expiry Date	Jan. 25, 2019
3.39 Exercise Price Expire on January 25, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	8,333	8,333
Number Exercisable	8,333	8,333
Exercise Price	$ 3.39
Remaining Contractual Life	0.07	0.07
Expiry Date	Jan. 25, 2019
0.46 Exercise Price Expire on February 28, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	150,000	150,000
Number Exercisable	150,000	150,000
Exercise Price	$ 0.46
Remaining Contractual Life	0.16	0.16
Expiry Date	Feb. 28, 2019
0.50 Exercise Price Expire on February 28, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	50,000	50,000
Number Exercisable	50,000	50,000
Exercise Price	$ 0.50
Remaining Contractual Life	0.16	0.16
Expiry Date	Feb. 28, 2019
0.64 Exercise Price Expire on February28, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	75,000	75,000
Number Exercisable	75,000	75,000
Exercise Price	$ 0.64
Remaining Contractual Life	0.16	0.16
Expiry Date	Feb. 28, 2019
2.65 Exercise Price Expire on February 28, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	50,000	50,000
Number Exercisable	50,000	50,000
Exercise Price	$ 2.65
Remaining Contractual Life	0.16	0.16
Expiry Date	Feb. 28, 2019
2.24 Exercise Price Expire on February 28, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	25,000	25,000
Number Exercisable	25,000	25,000
Exercise Price	$ 2.24
Remaining Contractual Life	0.16	0.16
Expiry Date	Feb. 28, 2019
3.39 Exercise Price Expire on February 28, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	25,000	25,000
Number Exercisable	25,000	25,000
Exercise Price	$ 3.39
Remaining Contractual Life	0.16	0.16
Expiry Date	Feb. 28, 2019
0.64 Exercise Price Expire on April 15, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000	250,000
Number Exercisable	250,000	250,000
Exercise Price	$ 0.64
Remaining Contractual Life	0.29	0.29
Expiry Date	Apr. 15, 2019
2.65 Exercise Price Expire on April 15, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	800,000	800,000
Number Exercisable	800,000	800,000
Exercise Price	$ 2.65
Remaining Contractual Life	0.29	0.29
Expiry Date	Apr. 15, 2019
2.24 Exercise Price Expire on April 15, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	475,000	475,000
Number Exercisable	475,000	475,000
Exercise Price	$ 2.24
Remaining Contractual Life	0.29	0.29
Expiry Date	Apr. 15, 2019
3.39 Exercise Price Expire on April 15, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	475,000	475,000
Number Exercisable	475,000	475,000
Exercise Price	$ 3.39
Remaining Contractual Life	0.29	0.29
Expiry Date	Apr. 15, 2019
0.40 Exercise Price Expire on May 23, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,450,000	2,450,000
Number Exercisable	2,450,000	2,450,000
Exercise Price	$ 0.40
Remaining Contractual Life	0.39	0.39
Expiry Date	May 23, 2019
0.46 Exercise Price Expire on December 24, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,300,000	3,300,000
Number Exercisable	3,300,000	3,300,000
Exercise Price	$ 0.46
Remaining Contractual Life	0.98	0.98
Expiry Date	Dec. 24, 2019
0.50 exercise price expire on May 27, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,850,000	2,850,000
Number Exercisable	2,850,000	2,850,000
Exercise Price	$ 0.50
Remaining Contractual Life	1.41	1.41
Expiry Date	May 27, 2020
0.64 Exercise Price Expire on December 16, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,250,000	3,250,000
Number Exercisable	3,250,000	3,250,000
Exercise Price	$ 0.64
Remaining Contractual Life	1.96	1.96
Expiry Date	Dec. 16, 2020
2.69 Exercise Price Expire on June 8, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000	250,000
Number Exercisable	250,000	250,000
Exercise Price	$ 2.69
Remaining Contractual Life	2.44	2.44
Expiry Date	Jun. 08, 2021
2.65 Exercise Price Expire on June 23, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,425,000	4,425,000
Number Exercisable	4,425,000	4,425,000
Exercise Price	$ 2.65
Remaining Contractual Life	2.48	2.48
Expiry Date	Jun. 23, 2021
2.24 Exercise Price Expire on December 15, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,750,000	2,750,000
Number Exercisable	2,750,000	2,750,000
Exercise Price	$ 2.24
Remaining Contractual Life	2.96	2.96
Expiry Date	Dec. 15, 2021
3.31 Exercise Price Expire on April 20, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000	250,000
Number Exercisable	166,667	166,667
Exercise Price	$ 3.11
Remaining Contractual Life	3.31	3.31
Expiry Date	Apr. 22, 2022
2.93 Exercise Price Expire on November13, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	1,475,000	1,475,000
Number Exercisable	983,333	983,333
Exercise Price	$ 2.93
Remaining Contractual Life	3.87	3.87
Expiry Date	Nov. 13, 2022
3.39 Exercise Price Expire on December 14, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,775,000	3,775,000
Number Exercisable	2,516,667	2,516,667
Exercise Price	$ 3.39
Remaining Contractual Life	3.96	3.96
Expiry Date	Dec. 14, 2022
2.39 Exercise Price Expire on April 13, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	475,000	475,000
Number Exercisable	158,333	158,333
Exercise Price	$ 2.39
Remaining Contractual Life	4.28	4.28
Expiry Date	Apr. 13, 2023
2.85 Exercise Price Expire on June 8, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,525,000	4,525,000
Number Exercisable	1,508,333	1,508,333
Exercise Price	$ 2.85
Remaining Contractual Life	4.44	4.44
Expiry Date	Jun. 08, 2023
2.66 Exercise Price Expire on June 22, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	100,000	100,000
Number Exercisable	33,333	33,333
Exercise Price	$ 2.66
Remaining Contractual Life	4.47	4.47
Expiry Date	Jun. 20, 2023
2.49 Exercise Price Expire on August21, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	720,482	720,482
Number Exercisable	240,160	240,160
Exercise Price	$ 2.49
Remaining Contractual Life	4.64	4.64
Expiry Date	Aug. 21, 2023
2.41 Exercise Price Expire on December31, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,225,000	3,225,000
Number Exercisable	1,075,000	1,075,000
Exercise Price	$ 2.41
Remaining Contractual Life	5.00	5.00
Expiry Date	Dec. 31, 2023